Rights of use of assets (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Beginning of the year	$ 1,330	$ 48,913
Additions (i)	0	1,458
Disposals	0	(136)
Amortization charges	(88)	(3,135)
Deconsolidation right of use assets	0	(42,394)
Currency translation adjustment	0	(3,376)
Total Right-of-use assets	$ 1,242	$ 1,330